DERIVATIVE LIABILITY (Details 1) - Share Purchase Warrants[Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 30, 2013
Contractual Life (Years)	4 years 10 months 6 days	3 years 9 months 29 days
Risk free Rate	1.37%	0.65%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility	155.00%	159.00%		199.00%
Maximum [Member]
Contractual Life (Years)			3 years 6 months 11 days		2 years 9 months 11 days
Risk free Rate			1.10%		0.78%
Volatility			19068.00%
Minimum [Member]
Contractual Life (Years)			1 year 2 months 19 days	10 months 6 days
Risk free Rate			0.25%	0.13%
Volatility			155.90%